UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/03

Check here if Amendment [ x]; Amendment Number: 1
   This Amendment (Check only one.):            [x] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Susan Chamberlain
Title:CCO
Phone: 312-553-4830

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain                  Chicago, IL                  05/03/05
         [Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

SEC13F.LNS                 HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/03
                         RUN DATE: 05/27/05  2:46 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   63

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,044,748
                                           (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME


PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 1
RUN DATE: 05/27/05 2:46 P.M.

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/03

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ADOBE SYS INC COM              COM              00724F101    13000   810750 SH       SOLE                    0         0     810750
ALLERGAN INC                   COM              018490102    16702   216625 SH       SOLE                    0         0     216625
ALLIED CAP CORP NEW COM        COM              01903Q108    11229   486125 SH       SOLE                    0         0     486125
AMERICAN INTL GROUP INC        COM              026874107    34063   617300 SH       SOLE                    0         0     617300
AOL TIME WARNER                COM              00184A105    12413   771450 SH       SOLE                    0         0     771450
AT&T CORP COM NEW              COM              001957505    11884   617350 SH       SOLE                    0         0     617350
AUTOMATIC DATA PROCESSING      COM              053015103    12556   370830 SH       SOLE                    0         0     370830
BIOGEN INC COM                 COM              090597105     9519   250700 SH       SOLE                    0         0     250700
BP PLC ADR                     COM              055622104     7442   177100 SH       SOLE                    0         0     177100
BURLINGTON NORTHN SANTA FE COM COM              12189T104    12075   424575 SH       SOLE                    0         0     424575
C D W CORPORATION              COM              12512N105    24657   538250 SH       SOLE                    0         0     538250
CARDINAL HEALTH INC COM        COM              14149Y108    23790   369984 SH       SOLE                    0         0     369984
CARNIVAL CORP                  COM              143658300    11067   340425 SH       SOLE                    0         0     340425
CENDANT CORP COM               COM              151313103    13075   713700 SH       SOLE                    0         0     713700
CISCO SYS INC                  COM              17275R102     3169   188723 SH       SOLE                    0         0     188723
CITIGROUP INC.                 COM              172967101    35808   836647 SH       SOLE                    0         0     836647
CITRIX SYS INC COM             COM              177376100    20407  1002325 SH       SOLE                    0         0    1002325
COGNOS INC COM                 COM              19244C109    14363   531175 SH       SOLE                    0         0     531175
COLGATE PALMOLIVE CO           COM              194162103    11951   206236 SH       SOLE                    0         0     206236
COMCAST CORP NEW COM CL A      COM              20030N101     5002   165750 SH       SOLE                    0         0     165750
EXXON CORPORATION              COM              30231G102    24368   678590 SH       SOLE                    0         0     678590
FANNIE MAE                     COM              313586109    22368   331668 SH       SOLE                    0         0     331668
GENERAL ELEC CO                COM              369604103    37304  1300689 SH       SOLE                    0         0    1300689
GOLDMAN SACHS GROUP INC COM    COM              38141G104    11558   138000 SH       SOLE                    0         0     138000
H & R BLOCK INC COM            COM              093671105    16623   384350 SH       SOLE                    0         0     384350
I B M                          COM              459200101     9568   115974 SH       SOLE                    0         0     115974
IMPERIAL OIL LTD COM NEW       COM              453038408    15471   443050 SH       SOLE                    0         0     443050
IMS HEALTH INC COM             COM              449934108     7994   444336 SH       SOLE                    0         0     444336
INGERSOLL-RAND COMPANY LTD CL  COM              G4776G101    13893   293600 SH       SOLE                    0         0     293600
INTEL CORP                     COM              458140100    17865   858479 SH       SOLE                    0         0     858479
INTERNATIONAL SPEEDWAY CORP CL COM              460335201     8187   207225 SH       SOLE                    0         0     207225
JOHNSON & JOHNSON              COM              478160104    31139   602302 SH       SOLE                    0         0     602302
LAUDER ESTEE COS INC CL A      COM              518439104    20519   611950 SH       SOLE                    0         0     611950
LEXMARK INTL GROUP INC CL A    COM              529771107    16253   229655 SH       SOLE                    0         0     229655
LIBERTY MEDIA CORP NEW COM SER COM              530718105    13481  1166200 SH       SOLE                    0         0    1166200
LILLY, ELI AND COMPANY         COM              532457108    12795   185513 SH       SOLE                    0         0     185513
LINEAR TECHNOLOGY CORP COM     COM              535678106    21385   660438 SH       SOLE                    0         0     660438
MBIA INC                       COM              55262C100    19868   407549 SH       SOLE                    0         0     407549
MBNA CORP COM                  COM              55262L100    10512   504394 SH       SOLE                    0         0     504394
MEDTRONIC INC                  COM              585055106    19684   410347 SH       SOLE                    0         0     410347
MELLON FINL CORP               COM              58551A108    10395   374585 SH       SOLE                    0         0     374585
MERCK & CO INC                 COM              589331107    23178   382785 SH       SOLE                    0         0     382785
MGIC INVT CORP WIS COM         COM              552848103    11652   249825 SH       SOLE                    0         0     249825
MICROSOFT CORP                 COM              594918104    50844  1983004 SH       SOLE                    0         0    1983004
NEWELL RUBBERMAID INC COM      COM              651229106     8936   319125 SH       SOLE                    0         0     319125
NIKE INC CLASS B               COM              654106103    11865   221825 SH       SOLE                    0         0     221825
NORTH FORK BANCORP INC N Y COM COM              659424105    11794   519413 SH       SOLE                    0         0     519413
NORTHERN TRUST CORP            COM              665859104    22352   537319 SH       SOLE                    0         0     537319
OMNICOM GROUP                  COM              681919106    12712   177300 SH       SOLE                    0         0     177300
PFIZER INC                     COM              717081103    51493  1507848 SH       SOLE                    0         0    1507848
PROCTER & GAMBLE COMPANY       COM              742718109     2319    52000 SH       SOLE                    0         0      52000





PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 2
RUN DATE: 05/27/05  2:46 P.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/03

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

SYMANTEC CORP COM              COM              871503108    14914  1358600 SH       SOLE                    0         0    1358600
SYNOVUS FINL CORP COM          COM              87161C105    20746   964942 SH       SOLE                    0         0     964942
TARGET CORP COM                COM              87612E106    12775   337614 SH       SOLE                    0         0     337614
TEXAS INSTRS INC COM           COM              882508104     9126   518520 SH       SOLE                    0         0     518520
VERIZON COMMUNICATIONS COM     COM              92343V104    11735   297475 SH       SOLE                    0         0     297475
WAL MART STORES INC            COM              931142103    12155   226473 SH       SOLE                    0         0     226473
WALGREEN COMPANY               COM              931422109    19506   648049 SH       SOLE                    0         0     648049
WATERS CORP COM                COM              941848103    18549   636750 SH       SOLE                    0         0     636750
WATSON PHARMACEUTICALS INC COM COM              942683103    20140   498875 SH       SOLE                    0         0     498875
WELLS FARGO NEW                COM              949746101    10424   206825 SH       SOLE                    0         0     206825
WILLIS GROUP HLDGS LTD SHS     COM              G96655108    10051   326875 SH       SOLE                    0         0     326875
ZEBRA TECHNOLOGIES CORP CL A   COM              989207105    12080   361194 SH       SOLE                    0         0     361194

     LINE COUNT: 63